Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2021
Registrant Name	COPLEY FUND INC /NV/
Entity Central Index Key	0000721291
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2021
Document Effective Date	Jun. 30, 2021
Prospectus Date	Jun. 29, 2021
COPLEY FUND INC /NV/ | COPLEY FUND INC /NV/
Prospectus:
Trading Symbol	coplx